Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of land use rights	$ 46	$ 48	$ 48
Future amortization expense of land use rights per year	$ 46
Amortization period of land use rights	5 years
Amortization expenses of land use rights for discontinued operations	$ 161	170	$ 167
Land use right pledge	$ 6,820	$ 2,129